Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Details
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 8,888,894	$ 5,767,388
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(1,905,795)	(2,445,869)
Permanent Differences	(411,820)	(194,885)
Valuation Allowance, Deferred Tax Asset, Change in Amount	449,012	4,188,248
Provision for Income Taxes	$ 7,020,291	$ 7,314,882